Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

January 27, 2017

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Virtus Asset Trust

Registration Statement on Form N-1A

File No. 333-08045

CIK - 0001018593

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, please accept for filing Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Virtus Asset Trust (the “Trust”). The purpose of this filing is to register Class A Shares, Class C Shares, Class R Shares, Class I Shares, Class IS Shares and Class T Shares of various new series of the Trust (the “New Portfolios). The Trust acknowledges that it should not have submitted a filing on January 23, 2017 pursuant to Rule 485(a) solely to obtain series and class identifiers for the New Portfolios as that filing did not constitute a substantive filing and agrees to refrain from obtaining series and class identifiers for new series or classes that are not accompanied by a substantive filing.

The Registration Statement contains the Prospectuses and the Trust’s Statement of Additional Information for the New Portfolios.

This filing also contains appropriate exhibits.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213, or to Arie Heijkoop at (202) 775-1227.

Very truly yours,

/s/ John L. Chilton
Enclosures

cc:	Kevin Carr, Esq.

Ann Flood

Jennifer Fromm, Esq.

David C. Mahaffey, Esq.